Stockholders’ Deficit and Stock-Based Compensation - Schedule of RSU Activity and Related Information (Details)	9 Months Ended
Sep. 30, 2024 $ / shares shares
Number of Shares
Unvested beginning of period (in shares) | shares	542,396
Granted (in shares) | shares	99,474
Vested (in shares) | shares	(362,799)
Forfeited (in shares) | shares	(14,111)
Unvested end of period (in shares) | shares	264,960
Weighted Average Grant Date Fair Value per Share
Unvested beginning of period (in dollars per share) | $ / shares	$ 2.87
Granted (in dollars per share) | $ / shares	16.90
vested ( in dollars per share ) | $ / shares	6.76
Forfeited (in dollars per share) | $ / shares	3.01
Unvested end of period (in dollars per share) | $ / shares	$ 2.79